Employee Benefit Plan, Fair Value and NAV (Tables)	12 Months Ended
Dec. 31, 2025
EBP002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The tables below present information regarding investments that are measured at fair value on a recurring basis and indicate the level within the hierarchy reflecting the valuation techniques utilized to determine fair value as of December 31, 2025 and 2024.

December 31, 2025:	Level 1 (in 000's)
Investments, at fair value:
Costco Wholesale Corporation common stock	$18,338,069
Common commingled trust funds	16,852,301
Separately managed accounts	2,655,644
Registered investment company funds	610,665
Total investments in fair value hierarchy	$38,456,679

December 31, 2024:	Level 1 (in 000's)
Investments, at fair value:
Costco Wholesale Corporation common stock	$21,006,481
Common commingled trust funds	12,039,144
Separately managed accounts	2,629,978
Registered investment company funds	2,353,270
Total investments in fair value hierarchy	$38,028,873